Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2013
Futue Minimum Lease Payments	Future minimum lease payments under this amended agreement are as follows (in thousands):

Lease Payments
Year ending December 31:
2013	$422
2014	143

Total future minimum payments	$565